Form N-1A Cover	Jan. 12, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	FIS TRUST
Entity Central Index Key	0002069687
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 12, 2026
Prospectus Date	Jan. 12, 2026